WARRANTS (Details) - $ / shares		12 Months Ended
	Nov. 18, 2023	Dec. 31, 2023	Dec. 31, 2022	Sep. 05, 2022
WARRANTS
Exercise price of warrants (in dollars per share)				$ 9.28
Warrants issued as part of convertible debt
WARRANTS
Balance (in shares)		979,048	0
Expiry of warrants (in shares)		0
Issue of warrants (in shares)			979,048
Balance (in shares)		979,048	979,048
Number of common share per unit		1
Exercise price of warrants (in dollars per share)		$ 9.28		$ 9.28
Broker warrants
WARRANTS
Balance (in shares)		16,886	16,886
Expiry of warrants (in shares)	16,886	(16,886)
Issue of warrants (in shares)			0
Balance (in shares)		0	16,886
Number of common share per unit		1
Number of warrants per unit		0.5
Exercise price of warrants (in dollars per share)		$ 7.00